Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company obligations by contractual maturity on June 30, 2023:

	Payments by Period
(in Euros)	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
OSR operating leases and office rent	€22,725	€15,150	€7,575	€-	€-
OSR- ARLA	150,000	150,000	-	-	-
AGC manufacturing	128,390	87,240	41,150	-	-
Insurance policies	18,091	6,996	11,095	-	-
Total	€319,206	€259,386	€59,820	€-	€-